Credit Facility and Commercial Paper (Details) $ in Millions				12 Months Ended
	Dec. 18, 2015	Aug. 26, 2015 USD ($)	Feb. 02, 2015 USD ($)	Dec. 31, 2015 USD ($)		May. 25, 2016 USD ($)	Feb. 25, 2016 USD ($)	Dec. 23, 2015 USD ($)	Mar. 03, 2015 USD ($)	Dec. 31, 2014 USD ($)
Credit Facility and Commercial Paper [Line Items]
Commercial paper, outstanding				$ 499						$ 798
Northwest Pipeline LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity			$ 500
Maximum ratio of debt to capitalization			65.00%
Transcontinental Gas PipeLine Company, LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity			$ 500
Maximum ratio of debt to capitalization			65.00%
Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		$ 3,500	$ 3,500	3,500	[1]
Credit facility, loans outstanding				1,310	[1]					640
Additional amount by which credit facility can be increased			$ 500
Maximum ratio of debt to EBITDA		6.0
Williams Partners L. P. [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, loans outstanding						$ 1,300	$ 925
Williams Partners L. P. [Member] | Rate addition to federal funds effective rate [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate			0.50%
Williams Partners L. P. [Member] | Rate addition to London interbank offered rate (LIBOR) [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate			1.00%
Williams Partners L. P. [Member] | Swingline Loan [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity			$ 150
Williams Partners L. P. [Member] | Commercial Paper [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity			3,000
Commercial paper, outstanding				$ 499						$ 798
Commercial paper, weighted average interest rate				0.92%						0.92%
Commercial paper, maximum maturity				397 days
Williams Partners L. P. [Member] | Commercial Paper [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Commercial paper, outstanding						$ 158
Williams Partners L. P. [Member] | Letter of Credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity			$ 1,125
Williams Partners L. P. [Member] | Letters Of Credit Under Certain Bilateral Bank Agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding				$ 2
Williams Partners L. P. [Member] | Short-term facility [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		$ 1,000		150				$ 150	$ 1,500
Credit facility, loans outstanding				0
Dec 2015, Mar & Jun 2016 [Member] | Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.75
Sep & Dec 2016 [Member] | Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.50
Mar 2017 & Subsequent Quarters [Member] | Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.00
Maximum ratio of debt to EBITDA after acquisition	5.5
Variable Interest Term Loan due 2018 [Member] | Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Long-term debt				$ 850				$ 850		$ 0

[1]	In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.